Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 1	$ 4
At fair value | Level 3
Assets
Balance at the beginning of the year	399	399
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	568	(4)
OCI	50	(15)
Acquisition and issues	269	78
Disposal and settlements	(687)	(59)
Transfer into or out of non-market observables	(255)
Balance at the end of the year	344	399
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	28	(1)
Liabilities
Balance at the beginning of the year	13	29
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	16	(4)
Acquisition and issues	8	7
Disposal and settlements	(4)	(19)
Transfer into or out of non-market observables	(1)
Balance at the end of the year	32	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(24)	(3)
At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	13	29
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	16	(4)
Acquisition and issues	8	7
Disposal and settlements	(4)	(19)
Transfer into or out of non-market observables	(1)
Balance at the end of the year	32	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(24)	(3)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	221	220
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	548	(2)
Acquisition and issues	2	26
Disposal and settlements	(665)	(23)
Transfer into or out of non-market observables	(101)
Balance at the end of the year	5	221
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	3	(4)
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	153	134
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
OCI	50	(15)
Acquisition and issues	257	40
Disposal and settlements	(7)	(6)
Transfer into or out of non-market observables	(176)
Balance at the end of the year	277	153
At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	25	45
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	20	(2)
Acquisition and issues	10	12
Disposal and settlements	(15)	(30)
Transfer into or out of non-market observables	22
Balance at the end of the year	62	25
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	25	3
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	1	4
Parent Entity | At fair value | Level 3
Assets
Balance at the beginning of the year	286	303
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	23	(4)
OCI	(2)
Acquisition and issues	192	41
Disposal and settlements	(203)	(54)
Transfer into or out of non-market observables	(176)
Balance at the end of the year	120	286
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	28	(1)
Liabilities
Balance at the beginning of the year	13	28
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	16	(4)
Acquisition and issues	8	(7)
Disposal and settlements	(4)	(18)
Transfer into or out of non-market observables	(1)
Balance at the end of the year	32	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(24)	(3)
Parent Entity | At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	13	28
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	16	(4)
Acquisition and issues	8	(7)
Disposal and settlements	(4)	(18)
Transfer into or out of non-market observables	(1)
Balance at the end of the year	32	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(24)	(3)
Parent Entity | At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	193	193
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	3	(2)
Acquisition and issues	1	26
Disposal and settlements	(193)	(24)
Balance at the end of the year	4	193
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	3	(4)
Parent Entity | At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	69	66
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
OCI	(2)
Acquisition and issues	183	3
Transfer into or out of non-market observables	(175)
Balance at the end of the year	75	69
Parent Entity | At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	24	44
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	20	(2)
Acquisition and issues	8	12
Disposal and settlements	(10)	(30)
Transfer into or out of non-market observables	(1)
Balance at the end of the year	41	24
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	$ 25	$ 3